Goodwill and other intangibles - Schedule of Goodwill (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Goodwill	$ 1,975	$ 559	$ 554
Canadian lumber
Disclosure of detailed information about intangible assets [line items]
Goodwill	171	171	167
US lumber
Disclosure of detailed information about intangible assets [line items]
Goodwill	429	352	352
North America EWP1
Disclosure of detailed information about intangible assets [line items]
Goodwill	1,280	36	35
Europe EWP
Disclosure of detailed information about intangible assets [line items]
Goodwill	$ 95	$ 0	$ 0